Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 2,096	$ 1,104	$ 4,852	$ 40,606
Cash held in banks	15,956,819	12,567,456	8,989,488	20,273,429
Cash and cash equivalents	$ 15,958,915	$ 12,568,560	$ 8,994,340	$ 20,314,035